Quarterly Holdings Report
for
Fidelity® Canada Fund
July 31, 2024
CAN-NPRT3-0924
1.804819.120
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.8%
Quebecor, Inc.:
Class A	341,900	7,924,383
Class B (sub. vtg.)	173,600	3,835,005
TELUS Corp.	339,500	5,481,081
		17,240,469
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	264,300	10,220,532
TOTAL COMMUNICATION SERVICES		27,461,001
CONSUMER DISCRETIONARY - 6.7%
Broadline Retail - 3.1%
Dollarama, Inc.	310,200	29,079,916
Hotels, Restaurants & Leisure - 2.0%
Restaurant Brands International, Inc.	266,000	18,624,720
Specialty Retail - 1.4%
Aritzia, Inc. (a)	188,200	6,177,687
Diversified Royalty Corp. (b)	1,909,400	3,844,662
Pet Valu Holdings Ltd.	150,300	2,970,838
		12,993,187
Textiles, Apparel & Luxury Goods - 0.2%
Canada Goose Holdings, Inc. (a)(b)	133,576	1,541,206
TOTAL CONSUMER DISCRETIONARY		62,239,029
CONSUMER STAPLES - 9.2%
Beverages - 0.0%
GURU Organic Energy Corp. (a)	322,600	469,653
Consumer Staples Distribution & Retail - 8.7%
Alimentation Couche-Tard, Inc. (multi-vtg.)	847,400	52,237,869
Metro, Inc.	356,995	21,259,645
North West Co., Inc.	245,000	7,933,908
		81,431,422
Personal Care Products - 0.5%
Jamieson Wellness, Inc. (c)	186,100	4,403,641
TOTAL CONSUMER STAPLES		86,304,716
ENERGY - 17.5%
Energy Equipment & Services - 0.7%
Pason Systems, Inc.	579,400	6,865,595
Oil, Gas & Consumable Fuels - 16.8%
Cameco Corp.	245,000	11,151,124
Canadian Natural Resources Ltd.	1,322,496	46,955,241
Enbridge, Inc.	352,900	13,207,071
MEG Energy Corp.	136,000	2,818,209
Parkland Corp.	368,200	10,328,748
PrairieSky Royalty Ltd. (b)	1,855,318	37,290,461
Suncor Energy, Inc.	883,500	35,284,967
		157,035,821
TOTAL ENERGY		163,901,416
FINANCIALS - 26.5%
Banks - 13.6%
Bank of Montreal	244,800	20,647,492
Royal Bank of Canada	675,000	75,427,522
The Toronto-Dominion Bank	531,200	31,368,367
		127,443,381
Capital Markets - 6.1%
Brookfield Asset Management Ltd. Class A	383,001	16,716,503
Brookfield Corp. (Canada) Class A	496,106	24,193,544
TMX Group Ltd.	522,400	15,876,510
		56,786,557
Insurance - 6.8%
Definity Financial Corp.	442,313	15,383,964
Intact Financial Corp.	133,425	24,246,791
Sun Life Financial, Inc.	495,400	24,593,283
		64,224,038
TOTAL FINANCIALS		248,453,976
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.	214,659	6,365,219
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 2.4%
GFL Environmental, Inc.	565,100	21,926,199
Ground Transportation - 8.6%
Canadian National Railway Co.	181,150	20,970,705
Canadian Pacific Kansas City Ltd.	705,862	59,192,918
		80,163,623
Professional Services - 3.0%
Thomson Reuters Corp.	175,500	28,441,767
TOTAL INDUSTRIALS		130,531,589
INFORMATION TECHNOLOGY - 10.5%
Electronic Equipment, Instruments & Components - 0.3%
Celestica, Inc. (sub. vtg.) (a)	55,500	2,910,770
IT Services - 2.7%
Shopify, Inc. Class A (a)	412,500	25,264,187
Software - 7.5%
ApplyBoard, Inc. (a)(d)(e)	1,677	58,863
ApplyBoard, Inc. (non-vtg.) (a)(d)(e)	414	14,531
Computer Modelling Group Ltd.	415,600	4,172,104
Constellation Software, Inc.	17,700	55,847,849
Constellation Software, Inc. warrants 3/31/40 (a)(e)	19,300	1
Dye & Durham Ltd. (b)	750,700	7,198,977
Lumine Group, Inc. (a)	103,007	2,756,751
		70,049,076
TOTAL INFORMATION TECHNOLOGY		98,224,033
MATERIALS - 11.2%
Chemicals - 1.9%
Nutrien Ltd.	354,981	18,206,066
Containers & Packaging - 1.2%
CCL Industries, Inc.:
Class A	25,900	1,424,017
Class B	186,900	10,167,717
		11,591,734
Metals & Mining - 7.3%
First Quantum Minerals Ltd.	167,400	2,049,078
Franco-Nevada Corp.	247,400	31,881,656
Lundin Mining Corp. (b)	632,600	6,387,168
Triple Flag Precious Metals Corp. (b)	182,800	2,828,094
Wheaton Precious Metals Corp.	413,700	24,735,404
		67,881,400
Paper & Forest Products - 0.8%
Stella-Jones, Inc.	104,623	7,039,025
TOTAL MATERIALS		104,718,225
TOTAL COMMON STOCKS (Cost $467,925,780)		928,199,204

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ApplyBoard, Inc.:
Series A1 (a)(d)(e)	2,063	72,535
Series A2 (a)(d)(e)	1,615	56,816
Series A3 (a)(d)(e)	92	3,238
Series D (a)(d)(e)	4,504	226,461
Series Seed (a)(d)(e)	617	21,669
(Cost $770,130)		380,719

Convertible Bonds - 0.2%
		Principal Amount (f)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 7.75% 3/1/30 (c) (Cost $1,472,233)	CAD	2,190,000	1,824,141

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	691,988	692,126
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	7,886,938	7,887,726
TOTAL MONEY MARKET FUNDS (Cost $8,579,852)		8,579,852

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $478,747,995)	938,983,916
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,005,343)
NET ASSETS - 100.0%	935,978,573

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,227,782 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $454,113 or 0.0% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	85,688

ApplyBoard, Inc. (non-vtg.)	6/30/21	44,290

ApplyBoard, Inc. Series A1	6/04/21	133,582

ApplyBoard, Inc. Series A2	6/04/21	104,573

ApplyBoard, Inc. Series A3	6/04/21	5,957

ApplyBoard, Inc. Series D	6/04/21	486,066

ApplyBoard, Inc. Series Seed	6/04/21	39,952

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	373,341	39,371,317	39,052,471	19,507	(61)	-	692,126	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,380,495	831,015,645	845,508,414	199,716	-	-	7,887,726	0.0%
Total	22,753,836	870,386,962	884,560,885	219,223	(61)	-	8,579,852

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.